Leasing arrangement lessee (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of carrying amount of right of use assets
	As of	As of
	June 30, 2026	December 31, 2025
Right-of-use Buildings	$32,953	$81,350

Schedule of depreciation of right of use assets
	Six months ended June 30, 2026	Six months ended June 30, 2025
Depreciation expenses-right-of-use Buildings	$48,397	$110,903
	$48,397	$110,903

Schedule of information of profit and loss
	Six months ended June 30, 2026	Six months ended June 30, 2025
Items affecting profit or loss
Interest expense on lease liabilities	$584	$16,643